MCMLT 2021-NMR1 ABS-15G

Exhibit 99.1 - Schedule 12

LOAN ID	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
9822001474	XXXXXXXXXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	2	[2] HMDA-reportable rate spread
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Childhood Lead Poisoning Prevention
[2]   State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement
[2]   State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement
							[2] Initial GFE Missing				MA	9/XX/2007	Purchase	Owner Occ	XX	XX
1315660034	XXXXXXXXXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	3	[3] Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   Initial GFE Missing
[2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges.
								Finance charges under disclosed by $50.05 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	MD	3/XX/2005	Rate/Term Refi	Owner Occ	XX	XX	XX
2112569991	XXXXXXXXXX	2	1			2	[2] HMDA-reportable rate spread [2] State - Missing Mortgage Broker Dislcosure [2] State - Missing Choice of Insurance Disclsoure [2] Initial TIL Missing				OK	2/XX/2006	Cashout Refi	Owner Occ	XX	XX	XX
5350158564	XXXXXXXXXX	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure				MI	2/XX/2007	Rate/Term Refi	Owner Occ	XX	XX	XX
3894365148	XXXXXXXXXX	3	3	[3] Missing Initial Application [2] Only Preliminary Title in File	3	[3] HUD-1 Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							[2] HMDA-reportable rate spread		YES		CA	1/XX/2007	Purchase	Owner Occ	XX	XX	XX
1738356794	XXXXXXXXXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Application Disclosure
[2] State - Missing Freedom to Choose / Anti-Coercion Disclosure	APR under disclosed by .5031 which exceeds the .125 tolerance.
Finance charges under disclosed by $508.01 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
											PA	8/XX/2005	Purchase	Owner Occ	XX	XX
6813372971	XXXXXXXXXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] Initial TIL Missing	Final HUD is incomplete due to being illegible. Fees were not able to be captured.	YES		RI	1/XX/2007	Rate/Term Refi	Owner Occ	XX	XX
4954625137	XXXXXXXXXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					GA	2/XX/2007	Purchase	Owner Occ	XX	XX	XX
5469098951	XXXXXXXXXX	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%	3	[3] ROR Missing
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2] HMDA-reportable rate spread	APR under disclosed by 1.8083 which exceeds the .125 tolerance.
Finance charges under disclosed by $178,486.78 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
											FL	1/XX/2007	Cashout Refi	Owner Occ	XX	XX
6678544460	XXXXXXXXXX	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2] HMDA-reportable rate spread	APR under disclosed by 1.6733 which exceeds the .125 tolerance.
Finance charges under disclosed by $88,533.95 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.
ROR executed by borrowers 7/XX/2007 with expiration of rescission period noted as 7/XX/2007. HUD reflects no funding date, and no interest was collected which coincides with a 7/XX/2007 funding date which is equal to the rescission period execution date	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
											PA	7/XX/2007	Cashout Refi	Owner Occ	XX	XX
1677119940	XXXXXXXXXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application	3	[3] TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
							[2] Initial TIL Missing		NO		FL	11/XX/2007	Purchase	Owner Occ	XX	XX
5891702844	XXXXXXXXXX	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				IN	12/XX/2006	Rate/Term Refi	Owner Occ	XX	XX	XX